Average Annual Total Returns - PGIM QMA Stock Index Fund	A One Year	A Five Years	A Ten Years	A InceptionDate	C One Year	C Five Years	C Ten Years	C InceptionDate	I One Year	I Five Years	I Ten Years	I InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	S&P 500 Index One Year	S&P 500 Index Five Years	S&P 500 Index Ten Years
Total	14.07%	13.90%	12.96%		16.23%	13.91%	12.62%		18.31%	15.05%	13.73%		18.24%	14.98%	13.66%		11.98%	11.35%	11.47%		15.15%	11.51%	11.05%		18.34%			14.30%	Nov. 28, 2017	18.40%	15.21%	13.87%